Financial Income and Other Items, Net - Summary of Financial Income and Other Items (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Material income and expense [abstract]
Results in the sale of associates and remeasurement of previously held interest before change in control of associates (notes 4.1 and 13.1)	$ 4,164	$ 0	$ 0
Financial income	338	402	318
Results from financial instruments, net (notes 13.2 and 16.4)	161	113	(2,729)
Foreign exchange results	(26)	5,004	1,970
Effects of NPV on assets and liabilities and others, net	(1,021)	(1,030)	(892)
Other financial income (expense), net	$ 3,616	$ 4,489	$ (1,333)